Reinsurance (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Separate Account Assets	$ 169,654	$ 103,205
Separate account liabilities	169,654	103,205
Reinsurance recoverable from affiliate	23,927	24,034	$ 23,973
CMFG Life Insurance Company [Member] | Amended Reinsurance Agreement [Member]
Commissions on flexible premium		767	839
Refund amount	668
CMFG Life Insurance Company [Member] | Third Agreement [Member]
Deposit contracts	44,465
Related liabilities	44,465
Commission on single premium	3,752
CMFG Life Insurance Company [Member] | Reinsurance Agreement [Member]
Deposit contracts	565,370	337,755
Related liabilities	565,370	337,755
Separate Account Assets	169,654	103,205
Separate account liabilities	169,654	103,205
Commissions on flexible premium	26,384	17,738	11,019
CMFG Life Insurance Company [Member] | Second Agreement [Member]
Deposit contracts	3,665,129	2,800,341
Related liabilities	3,665,129	2,800,341
Commission on single premium	$ 56,991	$ 52,652	$ 44,773